Leases and Commitments - Summary of Lease Termination (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 lease	Dec. 31, 2023 USD ($) lease
Leases and Commitments
Leases terminated	1	4
Lease termination fees		$ 10,932
Operating lease right-of-use assets derecognized upon lease termination		96,639
Lease liabilities derecognized upon lease termination		89,922
Loss recognized upon lease termination		$ 669